Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2022	Six months ended 31 December 2021
Amounts recognised as distributions to equity shareholders	£ million	£ million
Final dividend for the year ended 30 June 2022 of 46.82 pence per share (2021 - 44.59 pence)	1,066	1,040